Income taxes (Unrecognized tax benefit and LAT) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unrecognized tax benefit
Balance at January 1	$ 31,231,376	$ 20,491,988	$ 17,842,283
Additions for tax positions of current year	15,500,052	10,813,497	5,549,004
Movement in current year due to foreign exchange rate fluctuation, decrease	0		(68,926)
Movement in current year due to foreign exchange rate fluctuation, increase		2,001
Reductions for tax positions of prior years	0	(76,110)	(880,647)
Lapse of statute of limitations	0	0	(1,949,726)
Reduction due to company liquidation	(792,194)	0	0
Balance at December 31	45,939,234	31,231,376	20,491,988
Income Tax Examination, Penalties and Interest Expense	0	$ 0	$ 0
Unrecognized Tax Benefits, Interest on Income Taxes Expense	$ 2,700,000
Minimum [Member]
Unrecognized tax benefit
LAT Progressive Rate	30.00%
Maximum [Member]
Unrecognized tax benefit
LAT Progressive Rate	60.00%